Summary of Significant Accounting Policies - Schedule of Foreign Currency Translation (Details)	Dec. 31, 2019	Dec. 31, 2018
Year End RMB: US$ Exchange Rate [Member]
Foreign exchange rate	6.96676	6.87644
Annual Average RMB: US$ Exchange Rate [Member]
Foreign exchange rate	6.89955	6.61464